Consolidated statement of changes in equity - EUR (€) € in Millions		Total	Share capital	[1]	Additional paid-in capital	[2]	Treasury shares		Accumulated losses		Currency reserve	[3]	Pensions reserve		Revaluation surplus	[4]	Other	[5]	Equity attributable to owners	Non-Controlling Interests
Beginning balance at Mar. 31, 2023		€ 64,483	€ 4,797		€ 149,145		€ (7,719)		€ (113,086)		€ 27,584		€ (911)		€ 1,227		€ 2,362		€ 63,399	€ 1,084
Issue or reissue of shares		7	0		0		74		(72)		0		0		0		0		2	0
Share-based payments		115	0		108		0		0		0		0		0		0		108	2
Transactions with NCI in subsidiaries		(31)	0		0		0		(26)		0		0		0		0		(26)	(5)
Share of equity accounted entities change in equity		(164)	0		0		0		(164)		0		0		0		0		(164)	0
Dividends		(2,689)	0		0		0		(2,433)		0		0		0		0		(2,433)	(256)
Comprehensive income/(expense)		(718)	0		0		0		1,140		(254)		(58)		0		(1,748)		(920)	202
Profit/(loss)		1,505	0		0		0		1,140		0		0		0		0		1,140	365
OCI - before tax		(3,426)	0		0		0		0		(826)		(77)		0		(2,331)		(3,234)	(192)
OCI - taxes		602	0		0		0		0		0		19		0		583		602	0
Transfer to the Income statement		23	0		0		0		0		23		0		0		0		23	0
Translation of hyperinflationary results		578	0		0		0		0		549		0		0		0		549	29
Ending balance at Mar. 31, 2024		60,998	4,797		149,253		(7,645)		(114,641)		27,330		(969)		1,227		614		59,966	1,032
Issue or reissue of shares		3	0		0		84		(81)		0		0		0		0		3	0
Share-based payments		110	0		103		0		0		0		0		0		0		103	7
Transactions with NCI in subsidiaries		3	0		0		0		(47)		0		0		0		0		(47)	50
Dividends		(2,041)	0		0		0		(1,795)		0		0		0		0		(1,795)	(246)
Comprehensive income/(expense)		(3,157)	0		0		0		(4,169)		531		1		0		152		(3,485)	328
Profit/(loss)		(3,746)	0		0		0		(4,169)		0		0		0		0		(4,169)	423
OCI - before tax		(25)	0		0		0		0		(162)		(12)		0		204		30	(55)
OCI - taxes		(65)	0		0		0		0		0		13		0		(78)		(65)	0
Transfer to the Income statement		141	0		0		0		0		115		0		0		26		141	0
Translation of hyperinflationary results		538	0		0		0		0		578		0		0		0		578	(40)
Purchase of Treasury shares	[6]	(2,000)	0		0		(2,000)		0		0		0		0		0		(2,000)	0
Cancellation of shares		0	(478)		478		2,770		(2,770)		0		0		0		0		0	0
Ending balance at Mar. 31, 2025		53,916	4,319		149,834		(6,791)		(123,503)		27,861		(968)		1,227		766		52,745	1,171
Issue or reissue of shares		351	0		2		82		(81)		0		0		0		0		3	348
Share-based payments		114	0		107		0		0		0		0		0		0		107	7
Acquisition of subsidiaries		1,045	0		0		0		0		0		0		0		0		0	1,045
Transactions with NCI in subsidiaries		2,374	0		0		0		548		578		0		0		0		1,126	1,248
Dividends		(1,336)	0		0		0		(1,094)		0		0		0		0		(1,094)	(242)
Comprehensive income/(expense)		(99)	0		0		0		(397)		(496)		1		0		638		(254)	155
Profit/(loss)		(49)	0		0		0		(397)		0		0		0		0		(397)	348
OCI - before tax		(209)	0		0		0		0		(1,058)		5		0		1,034		(19)	(190)
OCI - taxes		(403)	0		0		0		0		0		(4)		0		396		(400)	(3)
Transfer to the Income statement		0	0		0		0		0		0		0		0		0		0	0
Translation of hyperinflationary results		562	0		0		0		0		562		0		0		0		562	0
Purchase of Treasury shares		(2,000)	0	[7]	0	[7]	(2,000)	[7]	0	[7]	0	[7]	0	[7]	0	[7]	0	[7]	(2,000)	0	[7]
Cancellation of shares		0	(369)		369		2,005		(2,005)		0		0		0		0		0	0
Ending balance at Mar. 31, 2026		€ 54,365	€ 3,950		€ 150,312		€ (6,704)		€ (126,532)		€ 27,943		€ (967)		€ 1,227		€ 1,404		€ 50,633	€ 3,732

[1]	See note 17 ‘Called up share capital’.
[2]	Includes share premium, capital reserve, capital redemption reserve, merger reserve and share-based payment reserve. The merger reserve was derived from acquisitions made prior to 31 March 2004 and subsequently allocated to additional paid-in capital on adoption of IFRS.
[3]	The currency reserve is used to record cumulative translation differences on the assets and liabilities of foreign operations. These differences are recycled to the income statement on disposal of the foreign operation.
[4]	The revaluation surplus derives from acquisitions of subsidiaries made before the Group’s adoption of IFRS 3 (Revised) on 1 April 2010 and comprises the amounts arising from recognising the Group’s pre-existing equity interest in the acquired subsidiary at fair value.
[5]	Includes fair value movements on equity instruments classified as Other investments (2026: €428 million net of tax; 2025: €116 million net of tax; 2024: €nil), together with the impact of the Group’s cash flow hedges, for which a €1,106 million net loss was deferred to other comprehensive income during the year (2025: €230 million net gain; 2024: €2,037 million net loss) and €1,337 million net loss (2025: €197 million net gain; 2024: €254 million net gain) was recycled to the consolidated income statement. These hedges primarily relate to foreign exchange exposure on fixed borrowings, with any foreign exchange on nominal balances directly impacting the income statements in each period but interest cash flows unwinding to the consolidated income statement over the life of the hedges, up to 2064. See note 22 ‘Capital and financial risk management’.
[6]	Represents the irrevocable and non-discretionary share buyback programmes which completed on 6 August 2024, 13 November 2024, 22 January 2025 and 19 May 2025.
[7]	Represents the irrevocable and non-discretionary share buyback programmes which completed on 23 July 2025, 10 November 2025, 4 February 2026 and the programme that commenced on 5 February 2026.